Personnel expenses - Number of employees at year-end (Details)	12 Months Ended
	Dec. 31, 2019 employee item	Dec. 31, 2018 employee	Dec. 31, 2017 employee
Personnel expense
Number of women employees	123	118	122
Number of men employees	121	120	128
Number of employees	244	238	250
Number of full time employees	236	230	243
Percentage of allocation of women in full-time employees	50.00%	49.00%	48.00%
Percentage of allocation of men in full-time employees	50.00%	51.00%	52.00%
Number of part time employees	8	8	7
Percentage of allocation of women in part-time employees	75.00%	75.00%	86.00%
Percentage of allocation of men in part-time employees	25.00%	25.00%	14.00%
Number of permanent employees	243	236	246
Percentage of allocation of women in permanent employees	51.00%	50.00%	49.00%
Percentage of allocation of men in permanent employees	49.00%	50.00%	51.00%
Number of temporary employees	1	2	4
Percentage of allocation of women in temporary employees	0.00%	50.00%	50.00%
Percentage of allocation of men in temporary employees	100.00%	50.00%	50.00%
Number of managers	31	29	31
Number of non-management employees	213	209	219
Number of consultants | item	66